Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document period end date	Sep. 30, 2012
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	298,964,667
Entity public float	$ 192,361,641
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2